Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of Detailed Information About Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance at December 31, 2021	5.6	7.9	28.7	42.2
Additional provision in the period	2.6	0.9	2.4	5.9
Release of provision	(0.6)	—	(3.4)	(4.0)
Utilization of provision	(2.5)	(0.1)	(3.4)	(6.0)
Foreign exchange	(0.3)	—	(0.4)	(0.7)
Balance at December 31, 2022	4.8	8.7	23.9	37.4
Additional provision in the period	21.9	—	4.6	26.5
Release of provision	(6.3)	(1.0)	(3.0)	(10.3)
Utilization of provision	(7.7)	(0.1)	(9.3)	(17.1)
Balance at December 31, 2023	12.7	7.6	16.2	36.5
Analysis of total provisions:			December 31, 2023	December 31, 2022
			€m	€m
Current			35.1	36.1
Non-current			1.4	1.3
Total			36.5	37.4